Balances and Transactions with Related Parties (Details) - Schedule of transactions with key executive personnel - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of transactions with key executive personnel [Abstract]
Short-term benefits	$ 2,791	$ 3,237	$ 3,157
Share-based payment	255	457	506
Total	$ 3,046	$ 3,694	$ 3,663